Preferred shares and share capital - Schedule of Preferred Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 30, 2023	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)			150,000,000	150,000,000
Preferred shares, issued (in shares)			14,118,833	20,118,833
Redemption price per share (in dollars per share)			$ 25.00
Series D Preferred Stock
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)			20,000,000
Preferred shares, issued (in shares)			5,093,728
Dividend rate per annum, percentage			7.95%
Liquidation preference			$ 127,300	$ 127,300
Series H Preferred Stock
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)			15,000,000
Preferred shares, issued (in shares)			9,025,105
Dividend rate per annum, percentage			7.875%
Liquidation preference			$ 225,600	225,600
Series I Preferred Stock
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)			0
Preferred shares, issued (in shares)			0
Dividend rate per annum, percentage	8.00%		8.00%
Liquidation preference			$ 0	150,000
Payments for redemption of preferred shares	$ 150,000
Series J cumulative redeemable
Class Of Stock [Line Items]
Preferred shares, authorized (in shares)			12,000,000
Preferred shares, issued (in shares)			12,000,000
Dividend rate per annum, percentage		7.00%	7.00%
Liquidation preference		$ 300,000	$ 300,000	$ 300,000
Period at stated dividend rate			5 years
Annual increase after initial period at stated rate, percentage			1.50%
Maximum dividend rate, percentage			11.50%